Prepayments and other current assets (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reductions in Other Assets, Amount	¥ 32,476	¥ 25,622	¥ 0